SHARE REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2011
SHARE REPURCHASE PROGRAM
SHARE REPURCHASE PROGRAM

14.  SHARE REPURCHASE PROGRAM

In August 2011, the Company’s Board approved a share buy-back of up to USD5,000 of its ADSs and in October 2011, the Company’s Board approved to increase its share repurchase program up to USD15,000. Under this share repurchase program, the Company spent an aggregate purchase consideration of USD12,835 and repurchased 1.57 million of its ADSs (9.46 million ordinary shares), which were treated as treasury stock by the Company.